Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Taxes (Details) [Line Items]
Deferred tax assets	$ 238,237	$ 35,491
Cumulative net operating loss	$ 836,000
VAT, description	Revenue from provision of trucking services, car-hailing and driver management services and car owner services are generally subject to VAT at the rate of 9%, 6% and 6%.
Hong Kong [Member]
Income Taxes (Details) [Line Items]
Tax rate percentage	16.50%
PRC [Member]
Income Taxes (Details) [Line Items]
Tax rate percentage	25.00%
Income tax, description	The Ministry of Finance (“MOF”) and State Administration of Taxation (“SAT”) on March 14, 2022 jointly issued Cai Shui 2022 No. 13. This clarified that from January 1, 2022 to December 31, 2024, eligible small enterprises whose first RMB 1,000,000 of annual taxable income is eligible for 75% reduction on a rate of 20% (i.e., effective rate is 5%) and the income between RMB 1,000,000 and RMB 3,000,000 is eligible for 50% reduction on a rate of 20% (i.e. effective rate is 10%). For the years ended December 31, 2022 and 2021, MingZhu Pengcheng was eligible to enjoy this policy.